FORM N-SAR
SEMIANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/	/	(a)

      	   or fiscal year ending: 12/31/98 (b)

Is this a transition report?	(Y/N)         N

Is this an amendment to a previous filing?	(Y/N)        N

Those items or sub-items with a box *[/]* after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:  First Citicorp Life Variable Annuity Separate Account

  	B.	File Number:  811-8732

  	C.	Telephone Number:  (800) 497-4857

2.	A.	Street:  666 Fifth Avenue, 3rd Floor

  	B.	City:  New York	C.  State:  NY	D.  Zip Code:  10103	Zip Ext:

  	E.	Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant?	(Y/N)           		N

4.	Is this the last filing on this form by Registrant?	(Y/N)	            	N

5.	Is Registrant a small business investment company  (SBIC)?	(Y/N)      	N
  	[If answer is "Y" (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust  (UIT)?	(Y/N)                  		Y
  	[If answer is "Y" (Yes), complete only items 111
  	through 132.]

7.	A.	Is Registrant a series or multiple portfolio company?(Y/N)

    		[If answer is "N" (No), go to item 8.]

  	B.	How many separate series or portfolios did Registrant have at the end
    		of the period?

				01			SEC 2100(10-94)

For period ending    12/31/98

File number  811-    8732

UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name:

    	B.	[/]	File Number (If any):

    	C.	[/]	City:  		  State:  	  Zip Code: 	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

111.	A.	[/]	Depositor Name:

    	B.	[/]	File Number (If any):

    	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

	    B.	[/]	File Number (If any):

    	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

    	B.	[/]	File Number (If any):

    	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

For period ending   12/31/98

File number  811-  8732

113.	A.	[/]	Trustee Name:

    	B.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

113.	A.	[/]	Trustee Name:

    	B.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

    	B.	[/]	File Number

    	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

    	B.	[/]	File Number  	8-

    	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

    	B.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

    	B.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

      		[/]	Foreign Country:  		  Foreign Postal Code:

For period ending   12/31/98

File number  811-  8732

116.	Family of investment companies information:

    	A.	[/]	Is Registrant part of a family of investment
		         	companies?  (Y/N)
								                                                        	Y/N

    	B.	[/]	Identify the family in 10 letters:

  			(NOTE:  In filing this form, use this identification consistently for all
		  	investment companies in the family.  This designation is for purposes
		  	of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance
         			company?  (Y/N)
								                                                         	Y/N

    	If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    	B.	[/]	Variable annuity contracts?  (Y/N)
                                                         									Y/N

    	C.	[/]	Scheduled premium variable life contracts?  (Y/N)
				                                                         					Y/N

    	D.	[/]	Flexible premium variable life contracts?  (Y/N)
				                                                         					Y/N

    	E.	[/]	Other types of insurance products registered under the
		         	Securities Act of 1933?  (Y/N)
								                                                         	Y/N

118.	[/]	State the number of series existing at the end of the period that
       		had securities registered under the Securities Act of 1933.

119.	[/]	State the number of new series for which registration
       		statements under the Securities Act of 1933 became effective during the period.

120.	[/]	State the total value of the portfolio securities on the
       		date of deposit for the new series included in item 119
	       	($000's omitted)

121.	[/]	State the number of series for which a current prospectus was in
       		existence at the end of the period.

122.	[/]	State the number of existing series for which additional units
       		were registered under the Securities Act of 1993 during the current period.

For period ending   12/31/98

File number  811-  8732

123.	[/]	State the total number of the additional units considered in
       		answering item 122 ($000's omitted)  	            			$

124.	[/]	State the total value of units of prior series that were placed in
       		the portfolios of subsequent series during the current period
	       	(the value of these units is to be measured on the date they were
	       	placed in the subsequent series)($000's omitted)   		$

125.	[/]	State the total dollar amount of sales loads collected  (before
       		reallowances to other brokers or dealers) by Registrant's principal
	       	underwriter and any underwriter which is an affiliated person of the
		       principal underwriter during the current period solely from the
	       	sale of units of all series of Registrant ($000's  omitted)  		$

126.		Of the amount shown in item 125, state the total dollar amount of
    		sales loads collected from secondary market operations in Registrant's units (include the sale loads, if any, collected
		    on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)

127.		List opposite the appropriate description below the number of series
    		whose portfolios are invested primarily (based upon a percentage of
	    	NAV) in each type of security shown, the appropriate total assets at
		    market value as of a date at or near the end of the current period of
	    	each such group of series and the total income distributions made by
	    	each group of series during the current period (Excluding distributions
		    of realized gains, if any):


                                 Number of    Total Assets    Total Income
                                  Series        ($000's       Distributions
                                 Investing     omitted)     ($000's omitted)

A.	U.S.  Treasury direct Issue                 $               $

B.	U.S. Government agency                      $               $

C.	State and municipal tax-free                $               $

D.	Public utility debt                         $               $

E.	Brokers or dealers debt                     $               $
  	or debt of brokers' or
  	dealers' parent

F.	All other corporate                         $               $
	  intermed. & long-term debt

G.	All other corporate                         $               $
	  short-term debt

H.	Equity securities of                        $               $
  	brokers or dealers
  	or parents of brokers
  	or dealers

I.	Investment company                          $               $
	  equity securities

J.	All other equity             1              $403,184        $11,873
  	securities

K.	Other securities                            $               $

L.	Total assets of all          1              $403,184        $11,873
  	series of registrant

For period ending   12/31/98

File number  811-  8732

128.	[/]	Is the timely payment of principal and interest on any of the portfolio
		   securities held by any of Registrant's series at the end of the current
		   period insured or guaranteed by any entity other than the insurer?  (Y/N)


                                                   									Y/N
    	[If answer is "N" (No), go to item 131.]

129.	[/]	Is the issuer of any instrument covered in item 128 delinquent or in
   		default as to payment of principal or interest at the end of the
	   	current period?  (Y/N)
				                                                   					Y/N
    	[If answer is "N" (No), go to item 131.]

130.	[/]	In computations of NAV or offering price per unit, is any part
   		of the value attributed to instruments identified in item 129
	   	derived from insurance or guarantees?  (Y/N)
                                                   									Y/N

131.		Total expenses incurred by all series of Registrant during the current
    		reporting period ($000's omitted)              				$ 3,069

132.	[/]	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    		811-    	811-    	811-    	811-    	811-

    		811-    	811-    	811-    	811-    	811-

    		811-    	811-    	811-    	811-    	811-

    		811-    	811-    	811-    	811-    	811-

    		811-    	811-    	811-    	811-    	811-

    		811-    	811-    	811-    	811-    	811-

    		811-    	811-    	811-    	811-    	811-

    		811-    	811-    	811-    	811-    	811-

    		811-    	811-    	811-    	811-    	811-

This report is signed on behalf of the depositor.

City of:  New York		State of:	New York	Date:  2/18/99

Name of Depositor:  First Citicorp Life Insuirance Company

By: 	/s/ Larry D. Williams				Witness:	/s/ Catherine S. Mulholland
        	Larry D. Williams			             	Catherine S. Mulholland
       	Sr. Vice President		      		Sr. Vice President & General Counsel